CAPITAL MANAGEMENT	12 Months Ended
Jun. 30, 2022
Capital management [abstract]
Capital Management
20

CAPITAL MANAGEMENT
The

primary

objective

of

the

Group's

capital

management

policy

is

to

ensure

that

adequate

capital

is

available

to

meet

the
requirements

of

the

Group

from

time

to

time,

including

capital

expenditure.

The

Group

considers

the

appropriate

capital
management strategy for specific growth projects as and when required. Lease liabilities are not considered to be debt.
Liquidity management
At June

30, 2022

and June

30, 2021

the Group’s

facilities included

an undrawn

Revolving Credit

Facility (“
RCF
”) which

was
initially secured

to finance

the development

of Phase

1 of

FWGR as

well as

the general

working capital

requirements of

the
Group. In December 2018, R 125

million of the RCF was committed to issue a guarantee to Ekurhuleni Local Municipality (refer note 24).

In September 2020, the initial R 300

million RCF was amended to a R
200

million RCF and extended for an additional term of 2
years with a final repayment date of September 14, 2022
.

The

initial

and

amended

RCF

permits

a

consolidated

debt

ratio

(net

debt

to

adjusted

EBITDA)

of

no

more

than
2:1

and

a
consolidated interest coverage ratio

(net interest to adjusted

EBITDA) of no less

than
4:1

calculated on a twelve-month

rolling
basis respectively. Management monitors

the covenant ratio

levels to ensure

compliance with the

covenants, as well

as maintain
sufficient facilities to ensure satisfactory liquidity for the Group. The covenant ratios were not breached as at or during the year ended June 30, 2022 or June 30, 2021.
The amendment

included the

reduction of

the initial

interest rate

margin of
3.25 % to 2.75
%. A

pledge and

cession of

DRDGOLD’s
shares in

and shareholder

claims against

Ergo Mining

Proprietary Limited

and Far

West Gold

Recoveries Proprietary

limited
remains

in

place

as

security

for

the

RCF.
The

amended

RCF

does

not

include

any

commitment

towards

the

guarantee

to
Ekurhuleni Local Municipality.
No amounts

were drawn

under this

facility as

at June

30, 2022.

Pursuant to

the Group

having started

to evaluate

its funding
structure for its expanded budgeted capital expenditure programme in future years, a decision was made to not renew the RCF.